Legal Proceedings (Details) (USD $)			6 Months Ended		12 Months Ended															1 Months Ended				6 Months Ended	12 Months Ended	0 Months Ended		1 Months Ended		0 Months Ended
	Jul. 31, 2011	Jan. 31, 2011	Jul. 31, 2011 Greek Government Contract [Member]	Jul. 31, 2010 Greek Government Contract [Member]	Jan. 31, 2011 Greek Government Contract [Member]	Jan. 31, 2011 Greek Government Contract [Member] Letters Of Credit Related System Support And Maintenance [Member]	May 31, 2010 Greek Government Contract [Member] Letters Of Credit Related System Support And Maintenance [Member]	Jul. 31, 2011 Greek Government Contract [Member] Letters Of Credit Related System Support And Maintenance [Member] Letter Of Credit Relating To Delivery Of The System [Member]	Jan. 31, 2011 Greek Government Contract [Member] Letters Of Credit Related System Support And Maintenance [Member] Letter Of Credit Relating To Delivery Of The System [Member]	Jul. 31, 2011 Greek Government Contract [Member] Performance Guarantee [Member]	Jan. 31, 2011 Greek Government Contract [Member] Performance Guarantee [Member]	Jul. 31, 2011 Greek Government Contract [Member] Invoice For Undisputed Portion Of Contract [Member]	Jan. 31, 2011 Greek Government Contract [Member] Invoice For Undisputed Portion Of Contract [Member]	Jul. 31, 2011 Greek Government Contract [Member] Value Added Taxes [Member]	Jan. 31, 2011 Greek Government Contract [Member] Value Added Taxes [Member]	Jul. 31, 2011 Greek Government Contract [Member] Standby Letters Of Credit [Member]	Jan. 31, 2011 Greek Government Contract [Member] Standby Letters Of Credit [Member]	Jul. 31, 2011 Greek Government Contract [Member] Letter Of Credit Relating To Delivery Of The System [Member]	Jan. 31, 2011 Greek Government Contract [Member] Letter Of Credit Relating To Delivery Of The System [Member]	Dec. 31, 2010 Nuclear Regulatory Commission [Member] Breach Of Contract [Member]	Jul. 31, 2008 Nuclear Regulatory Commission [Member] Breach Of Contract [Member]	Oct. 31, 2008 Nuclear Regulatory Commission [Member] False Claims Act Claims [Member]	Jul. 31, 2008 Nuclear Regulatory Commission [Member] False Claims Act Claims [Member]	Jul. 31, 2011 National Center For Critical Information Processing And Storage Contract [Member]	Jan. 31, 2011 National Center For Critical Information Processing And Storage Contract [Member]	Jun. 29, 2011 Timekeeping Contract With City Of New York [Member]	Jun. 15, 2011 Timekeeping Contract With City Of New York [Member]	Jun. 30, 2011 Timekeeping Contract With City Of New York [Member]	Jun. 29, 2011 Timekeeping Contract With City Of New York [Member]	Jun. 15, 2011 Timekeeping Contract With City Of New York [Member]	Jul. 31, 2011 Timekeeping Contract With City Of New York [Member]	May 31, 2011 Timekeeping Contract With City Of New York [Member]
Damages sought																								$ 116,000,000	$ 116,000,000
Contingency liability recorded																								25,000,000
Loss related to litigation settlement																				78	78	585,000	2,000,000
Contracts receivable												20,000,000	19,000,000	36,000,000	34,000,000
Damages sought by SAIC			101,000,000		96,000,000					27,000,000	26,000,000
Recorded losses			123,000,000		123,000,000
Receivables relating to value added taxes														16,000,000	16,000,000
Unsecured borrowing capacity	750,000,000	750,000,000
Amount outstanding	0	0				27,000,000	26,000,000	6,000,000	7,000,000
Letter of credit available to the company																26,000,000	26,000,000	21,000,000	20,000,000
Amount billed																												635,000,000				635,000,000
Contract receivable																															40,000,000	40,000,000
The amount allegedly taken from a subcontractor																											9,000,000	5,000,000		9,000,000
City time requested reimbursement																										600,000,000			600,000,000
Loss contingency, proposed settlement agreement, consideration																								25,000,000	25,000,000
Profit or loss recorded on contract			$ 0	$ 0